CURRENT ASSETS (Schedule of Trade Receivables Days Past Due) (Details) - Trade receivables [member] - ILS (₪) ₪ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial Assets	₪ 124,482	₪ 85,497
Not past due [member]
Disclosure of financial assets [line items]
Financial Assets	91,789	60,414
Less than 30 [member]
Disclosure of financial assets [line items]
Financial Assets	20,427	15,083
31-60 [member]
Disclosure of financial assets [line items]
Financial Assets	6,371	4,820
61-90 [member]
Disclosure of financial assets [line items]
Financial Assets	1,182	2,101
Greater than 90 [member]
Disclosure of financial assets [line items]
Financial Assets	₪ 4,713	₪ 3,079